SHARE OPTIONS (Details) $ / shares in Units, $ in Millions			1 Months Ended				12 Months Ended
	Dec. 07, 2024 kr / shares	Dec. 07, 2023 kr / shares	May 31, 2025 shares $ / shares	Dec. 31, 2021 shares	Nov. 30, 2018	Jul. 31, 2016	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options estimated expected life			3 years 4 months 24 days	3 years 4 months 24 days
Share options, fair value assumptions, risk free interest rate range			3 years	3 years
Expected dividend as percentage, share options granted			0.00%	0.00%	0.00%	0.00%
Employee stock option December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued on exercise of options (in shares)				1,280,000
Share options, expiration period				5 years
Increase in share options exercise price (in nok per share) | kr / shares	kr 5
Share options, exercise price (in nok per share and USD per share) | kr / shares		kr 71
Employee stock option December 2021 | Share options, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				12 months
Share options, vesting percentage				27.50%
Employee stock option December 2021 | Share options, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				24 months
Share options, vesting percentage				27.50%
Employee stock option December 2021 | Share options, third tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				36 months
Share options, vesting percentage				45.00%
Employees Stock Option May 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued on exercise of options (in shares)			362,284
Share options, expiration period			5 years
Share options, exercise price (in nok per share and USD per share) | $ / shares			$ 16.80
Number of share options outstanding (in shares)							362,284
Number of share options exercisable in share-based payment arrangement (in shares)							0
Amortisation (reversal) from share-based payment transaction | $							$ 1.3
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares							$ 16.07
Employees Stock Option May 2025 | Share options, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			12 months
Share options, vesting percentage			33.30%
Employees Stock Option May 2025 | Share options, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			24 months
Share options, vesting percentage			33.30%
Employees Stock Option May 2025 | Share options, third tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			36 months
Share options, vesting percentage			33.30%
December 2021 grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options forfeited (in shares)							86,100	86,100
Shares issued on exercise of options (in shares)							438,500
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares							$ 2.87
Number of share options outstanding (in shares)							755,400	1,021,900
Number of share options exercisable in share-based payment arrangement (in shares)							755,400	1,021,900
Amortisation (reversal) from share-based payment transaction | $							$ 8.6	$ (2.2)	$ 10.7
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares							$ 1.63	$ 2.17
Fair value, share options granted | $							$ 19.1	$ 12.5
Liabilities from share-based payment transactions | $							16.6	11.7
Intrinsic value of liabilities which has vested | $							$ 15.3	$ 12.3